Contingent liabilities and provisions	9 Months Ended
Jul. 31, 2024
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Contingent liabilities and provisions
Note 13. Contingent liabilities and provisions
Legal proceedings and other contingencies
In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
The provisions disclosed in Note 22 to the consolidated financial statements included in our 2023 Annual Report included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters, except for income tax examinations and disputes, which are addressed in Note 19 to the consolidated financial statements included in our 2023 Annual Report and Note 11 to our interim consolidated financial statements.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $0.6 billion as at July 31, 2024. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at July 31, 2024, consist of the significant legal matters disclosed in Note 22 to the consolidated financial statements included in our 2023 Annual Report as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.

The following developments related to our significant legal proceedings occurred since the issuance of our 2023 annual consolidated financial statements:
•
Order Execution Only class actions: Pozgaj
was certified as a class action in January 2024. In January 2024, the Ontario Divisional Court dismissed the plaintiff’s appeal of the decision denying certification in
Frayce
. In February 2024, the plaintiff filed leave to appeal the decision in
Frayce
. The
Ciardullo
and
Ciardullo and Aggarwal
actions have been discontinued. The temporary stay of the
Woodard
action has been lifted.

•	Salko v. CIBC Investor Services Inc., et al.: The plaintiffs’ appeal of the certification decision was heard in December 2023. The Court reserved its decision.
•	Campbell v. CIBC: The certification motion scheduled for February 2024 was adjourned. The matter was certified as a class action in June 2024.
Other than the items described above, there are no significant developments in the matters identified in Note 22 to the consolidated financial statements included in our 2023 Annual Report, and no new significant legal proceedings have arisen since the issuance of our 2023 annual consolidated financial statements.